Commitments and Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Credit Risk [Line Items]
Outstanding loans that were modified	$ 7,800,000
Loans on total payment deferrals	67,000,000,000
Deposits with Federal Reserve Bank of Cleveland	79,600,000	$ 39,700,000
Loans and Leases Receivable, Commitments, Variable Rates	$ 75,800,000	39,600,000
Majority commitments disbursement term	1 year
Deferred revenue standby letter of credit	$ 0	0
Standby lines of credit
Commitments and Credit Risk [Line Items]
Outstanding standby letters of credit	$ 127,000	$ 22,000
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	90 days
Installment
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	1.50%	1.90%
Real Estate Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	19.80%	19.80%
Commercial Line
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 78,100,000	$ 49,400,000
Consumer Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 39,600,000	$ 39,600,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	78.70%	78.30%